UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22806

Oppenheimer Main Street Small Cap Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: April 30

Date of reporting period: 10/31/2013

Item 1. Reports to Stockholders.

OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

OPPENHEIMER

MAIN STREET SMALL CAP FUND®

SEMIANNUAL REPORT 10.31.2013

Class A Shares

CUMULATIVE TOTAL RETURNS AT 10/31/13

	Class A Shares of the Fund
	Without Sales Charge	With Sales Charge	Russell 2000 Index
Since Inception (5/17/13)	10.20%	3.86%	11.09%

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Fund returns include changes in share price, reinvested distributions, and a 5.75% maximum applicable sales charge except where “without sales charge” is indicated. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677).

2	OPPENHEIMER MAIN STREET SMALL CAP FUND

Fund Performance Discussion

Since its inception on May 17, 2013, the Fund’s Class A shares (without sales charge) produced a return of 10.20%. In comparison, the Russell 2000 Index (the “Index”) returned 11.09%. In this short period, the Fund’s underperformance stemmed primarily from less favorable stock selection in the energy, consumer discretionary and industrials sectors, as well as an underweight position in information technology. The Fund outperformed the Index in the financials, consumer staples and health care sectors due to stronger relative stock selection.

MARKET OVERVIEW

Accommodative monetary policies on the part of central banks in the U.S., Europe and Japan, combined with supportive equity valuations relative to bonds, resulted in a rally among global equity markets over the first four months of 2013. However, markets became volatile in May when relatively hawkish remarks by Federal Reserve (“Fed”) chairman Ben Bernanke were widely interpreted as a signal that U.S. monetary policymakers would begin to back away from their quantitative easing program sooner than expected. Additionally, fears began to creep into the market about a possible slowdown in the world’s emerging economies. As a result, risk assets sold off across the board, with Japanese stocks and emerging market debt absorbing the brunt of the selling.

However, the Fund and equity markets recovered over the summer of 2013. The Fed clarified that the timeframe in which the tapering would be executed would be later rather than earlier, allowing for a rebound in markets and positive overall performance for the Fund and equity markets this reporting period.

FUND REVIEW

During this reporting period, top performing holdings of the Fund included Nu Skin Enterprises, Inc., Finisar Corp. and Financial Engines, Inc. Nu Skin Enterprises, a distributor of personal care products and nutritional supplements, reported quarterly results above expectations due to strong sales of their core product lines. Additionally, Nu Skin raised guidance for expected sales of its new weight management platform, which we believe will be the largest new product innovation in the firm’s history. Sales momentum is anticipated to continue as this product is rolled-out and as the company gains further share in developing markets. Finisar is a manufacturer of optical communication components and subsystems that rallied after releasing a strong outlook. Financial Engines is a provider of investment advice and portfolio management to defined contribution plans. The company reported strong results as new products such as the Income+ program, which has been well received by customers aged 60 and over, regulatory tailwinds, and favorable demographic trends have all worked in the company’s favor.

3	OPPENHEIMER MAIN STREET SMALL CAP FUND

Detractors from performance this period included Hatteras Financial Corp., Pier 1 Imports, Inc. and ACCO Brands Corp. Hatteras Financial, a real estate investment trust (REIT) focused on investing in mortgage-backed securities guaranteed by the U.S. government and government sponsored agencies, reported disappointing earnings during the period. The firm’s book value declined as its investment portfolio fell in value, driven by the increase in interest rates following the Fed’s remarks about the potential tapering of its quantitative easing program. Hatteras also announced that it was decreasing its dividend, which was not well received by the market. We exited our position. Pier 1 Imports is a furniture and home goods retailer that sold off as management announced disappointing quarterly results and lowered earnings guidance for 2013. In general, retailers such as Pier 1 typically struggled during the third quarter, but lower than expected store traffic and supply chain issues had an additional negative effect on the firm’s share price. We believe these issues are temporary and, over the longer term, the continued housing recovery in the U.S. could provide a strong tailwind for Pier 1. ACCO shares declined in October after the company reported disappointing quarterly earnings and forward guidance, related mostly to weakness in computer-related products and North

American sales overall. However, ACCO’s international growth was solid and we believe the company’s cost reduction plans are still on target.

STRATEGY & OUTLOOK

While the domestic economy continues to muddle along, fundamental company results – both top- and bottom-line growth – have slowed year-over-year. Additionally, profit margins are at, or near, peak levels. As we look forward, future earnings increases will likely result from an improved revenue outlook due to a pick-up in global GDP growth, rising pricing power, and/or market share gains. Effective allocation of capital may also contribute to higher earnings. The cash that has been built-up on balance sheets affords “Corporate America” considerable flexibility. We expect managements, which have demonstrated a commitment to enhancing shareholder value, to use this cash in a manner that leads to rising profitability.

Given this backdrop, our approach remains consistent. We aim to construct an “all weather” portfolio by targeting companies with: 1) sustainable competitive advantages; 2) skilled management with a proven track record of executing effectively; and 3) financial resources to generate improving profitability, gain market share, and/or return significant cash to shareholders. During times of volatility or slow economic growth, such companies frequently widen their lead over weaker competitors. We seek to invest

4	OPPENHEIMER MAIN STREET SMALL CAP FUND

in companies, characterized by these qualities, at compelling valuations and believe this disciplined approach is essential.

Matthew P. Ziehl, CFA
Portfolio Manager

Matthew P. Ziehl, CFA and Lead Portfolio Manager, on behalf of the Portfolio Management team: Raymond Anello, CFA, Raman Vardharaj, CFA, Joy Budzinski, Kristin Ketner Pak, Magnus Krantz and Adam Weiner.

5	OPPENHEIMER MAIN STREET SMALL CAP FUND

Top Holdings and Allocations

TOP TEN COMMON STOCK HOLDINGS
LaSalle Hotel Properties	2.4%
Dana Holding Corp.	2.2
Robert Half International, Inc.	2.1
KAR Auction Services, Inc.	2.1
EPL Oil & Gas, Inc.	2.0
Home Loan Servicing Solutions Ltd.	1.9
Finisar Corp.	1.9
HealthSouth Corp.	1.9
Korn/Ferry International	1.8
Flowers Foods, Inc.	1.7

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2013, and are based on net assets. For more current Fund holdings, please visit oppenheimerfunds.com.

TOP TEN COMMON STOCK INDUSTRIES
Real Estate Investment Trusts (REITs)	8.6%
Software	6.5
Commercial Banks	5.9
Oil, Gas & Consumable Fuels	5.8
Commercial Services & Supplies	5.5
Health Care Providers & Services	4.8
Thrifts & Mortgage Finance	4.1
Professional Services	3.8
Semiconductors & Semiconductor Equipment	3.6
Specialty Retail	3.4

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2013, and are based on net assets.

SECTOR ALLOCATION

Portfolio holdings and allocations are subject to change. Percentages are as of October 31, 2013, and are based on the total market value of common stocks.

6	OPPENHEIMER MAIN STREET SMALL CAP FUND

Share Class Performance

CUMULATIVE TOTAL RETURNS WITHOUT SALES CHARGE AS OF 10/31/13

	Inception Date	Since Inception
Class A (OSCAX)	5/17/13	10.20%
Class C (OSCCX)	5/17/13	9.80%
Class I (OSSIX)	5/17/13	10.40%
Class N (OSCNX)	5/17/13	10.00%
Class Y (OSCYX)	5/17/13	10.40%

CUMULATIVE TOTAL RETURNS WITH SALES CHARGE AS OF 10/31/13

	Inception Date	Since Inception
Class A (OSCAX)	5/17/13	3.86%
Class C (OSCCX)	5/17/13	8.80%
Class I (OSSIX)	5/17/13	10.40%
Class N (OSCNX)	5/17/13	9.00%
Class Y (OSCYX)	5/17/13	10.40%

Performance data quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Returns do not consider capital gains or income taxes on an individual’s investment. For performance data current to the most recent month-end, visit oppenheimerfunds.com or call 1.800.CALL OPP (225.5677). Fund returns include changes in share price, reinvested distributions, and the applicable sales charge: for Class A shares, the current maximum initial sales charge of 5.75% and for Class C and N shares, the contingent deferred sales charge of 1% for the 1-year period. There is no sales charge for Class I and Y shares.

The Fund’s performance is compared to the performance of the Russell 2000 Index, which measures the performance of the small-cap segment of the U.S. equity universe a broad-based index featuring 2,500 stocks that cover the small- and mid-cap market capitalizations. The Index is unmanaged and cannot be purchased directly by investors. Index performance includes reinvestment of income, but does not reflect transaction costs, fees, expenses or taxes. Index performance is shown for illustrative purposes only as a benchmark for the Fund’s performance, and does not predict or depict performance of the Fund. The Fund’s performance reflects the effects of the Fund’s business and operating expenses.

The Fund’s investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. or its affiliates.

Before investing in any of the Oppenheimer funds, investors should carefully consider a fund’s investment objectives, risks, charges and expenses. Fund prospectuses and summary prospectuses contain this and other information about the funds, and may be obtained by asking your financial advisor, visiting oppenheimerfunds.com, or calling 1.800.CALL OPP (225.5677). Read prospectuses and summary prospectuses carefully before investing.

7	OPPENHEIMER MAIN STREET SMALL CAP FUND

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

8	OPPENHEIMER MAIN STREET SMALL CAP FUND

Fund Expenses

Fund Expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples for Actual Expenses are based on an investment of $1,000.00 invested at the beginning of the period, May 17, 2013 (commencement of operations) and held for the period ended October 31, 2013.

The Hypothetical Examples for Comparison Purposes are based on an investment of $1,000.00 invested on May 1, 2013 and held for the six months ended October 31, 2013.

Actual Expenses. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the “hypothetical” section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

9	OPPENHEIMER MAIN STREET SMALL CAP FUND

Actual	Beginning Account Value May 1, 2013	Ending Account Value October 31, 2013	Expenses Paid During 6 Months Ended October 31, 2013[1,2]
Class A	$1,000.00	$1,102.00	$6.01
Class C	1,000.00	1,098.00	10.67
Class I	1,000.00	1,104.00	3.83
Class N	1,000.00	1,100.00	8.30
Class Y	1,000.00	1,104.00	4.32

Hypothetical
(5% return before expenses)
Class A	1,000.00	1,018.95	6.33
Class C	1,000.00	1,014.12	11.23
Class I	1,000.00	1,021.22	4.03
Class N	1,000.00	1,016.59	8.73
Class Y	1,000.00	1,020.72	4.54

1. Actual expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 168/365 to reflect the period from May 17, 2013 (commencement of operations) to October 31, 2013.

2. Hypothetical expenses paid are equal to the Fund’s annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The expense ratio for the period from May 17, 2013 (commencement of operations) to October 31, 2013 is as follows:

Class	Expense Ratios
Class A	1.24%
Class C	2.20
Class I	0.79
Class N	1.71
Class Y	0.89

The expense ratios reflect voluntary waivers and/or reimbursements of expenses by the Fund’s Manager. Some of these undertakings may be modified or terminated at any time, as indicated in the Fund’s prospectus. The “Financial Highlights” tables in the Fund’s financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

10	OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS October 31, 2013 Unaudited

	Shares	Value
Common Stocks—96.6%
Consumer Discretionary—11.3%
Auto Components—2.2%
Dana Holding Corp.	17,721	$347,332
Distributors—0.5%
Pool Corp.	1,427	77,600
Diversified Consumer Services—1.2%
LifeLock, Inc.[1]	11,159	179,548
Hotels, Restaurants & Leisure—3.0%
Brinker International, Inc.	3,520	156,358
Dunkin’ Brands Group, Inc.	2,711	129,261
Texas Roadhouse, Inc.	6,517	178,696
		464,315
Household Durables—0.5%
Toll Brothers, Inc.[1]	2,397	78,813
Media—0.5%
Imax Corp.[1]	2,697	78,617
Specialty Retail—3.4%
Monro Muffler Brake, Inc.	2,229	102,534
Pier 1 Imports, Inc.	12,735	265,907
Signet Jewelers Ltd.	2,054	153,352
		521,793
Consumer Staples—2.7%
Food Products—1.7%
Flowers Foods, Inc.	10,616	269,009
Personal Products—1.0%
Nu Skin Enterprises, Inc., Cl. A	1,319	154,231
Energy—5.8%
Oil, Gas & Consumable Fuels—5.8%
EPL Oil & Gas, Inc.[1]	9,747	310,734
PAA Natural Gas Storage LP	3,872	88,204
Phillips 66 Partners LP	5,204	174,854
Renewable Energy Group, Inc.[1]	12,300	134,193
Western Refining, Inc.	5,531	178,485
		886,470
Financials—22.5%
Capital Markets—2.8%
Financial Engines, Inc.	4,351	243,090
WisdomTree Investments, Inc.[1]	12,920	179,588
		422,678
Commercial Banks—5.9%
BankUnited, Inc.	5,771	177,574
CapitalSource, Inc.	14,586	190,785
First Niagara Financial Group, Inc.	22,375	246,796
FirstMerit Corp.	6,950	156,097

	Shares	Value
Commercial Banks (Continued)
Webster Financial Corp.	5,432	$151,499
		922,751
Insurance—1.1%
AmTrust Financial Services, Inc.	4,290	164,564
Real Estate Investment Trusts (REITs)—8.6%
Apollo Commercial Real Estate Finance, Inc.	10,616	171,024
Ares Commercial Real Estate Corp.	4,351	54,083
Chatham Lodging Trust	8,409	158,594
LaSalle Hotel Properties	12,148	377,195
Mid-America Apartment Communities, Inc.	3,514	233,329
Redwood Trust, Inc.	8,544	149,691
Starwood Property Trust, Inc.	7,684	197,402
		1,341,318
Thrifts & Mortgage Finance—4.1%
Flagstar Bancorp, Inc.[1]	6,671	108,137
Home Loan Servicing
Solutions Ltd.	12,756	301,169
Ocwen Financial Corp.[1]	1,841	103,519
Oritani Financial Corp.	7,293	118,293
		631,118
Health Care—10.9%
Biotechnology—1.7%
Celldex Therapeutics, Inc.[1]	2,309	52,899
Keryx Biopharmaceuticals, Inc.[1]	7,196	74,479
Medivation, Inc.[1]	1,125	67,343
Merrimack Pharmaceuticals, Inc.[1]	7,166	19,205
Sarepta Therapeutics, Inc.[1]	1,576	61,369
		275,295
Health Care Equipment & Supplies—2.4%
DexCom, Inc.[1]	4,736	136,065
Greatbatch, Inc.[1]	2,738	104,373
Spectranetics Corp.[1]	5,858	122,374
		362,812
Health Care Providers & Services—4.8%
HealthSouth Corp.	8,303	291,518

11	OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

	Shares	Value
Health Care Providers & Services (Continued)
Team Health Holdings, Inc.[1]	4,320	$187,661
WellCare Health Plans, Inc.[1]	4,024	268,320
		747,499
Pharmaceuticals—2.0%
Acelrx Pharmaceuticals, Inc.[1]	3,252	21,853
Questcor Pharmaceuticals, Inc.	1,602	98,315
Santarus, Inc.[1]	8,337	194,502
		314,670
Industrials—19.0%
Aerospace & Defense—0.5%
Orbital Sciences Corp.[1]	3,304	76,223
Air Freight & Couriers—0.8%
Hub Group, Inc., Cl. A1	3,173	116,544
Airlines—0.8%
Spirit Airlines, Inc.[1]	2,717	117,239
Commercial Services & Supplies—5.5%
ACCO Brands Corp.[1]	22,160	129,636
KAR Auction Services, Inc.	10,987	326,534
Mobile Mini, Inc.[1]	4,043	146,033
Waste Connections, Inc.	5,977	255,457
		857,660
Construction & Engineering—1.8%
AECOM Technology Corp.[1]	3,791	120,478
KBR, Inc.	4,594	158,677
		279,155
Electrical Equipment—0.8%
General Cable Corp.	3,582	117,955
Machinery—2.3%
Greenbrier Cos., Inc.[1]	6,000	159,240
Wabtec Corp.	3,029	197,461
		356,701
Professional Services—3.8%
Korn/Ferry International[1]	11,369	270,582
Robert Half International, Inc.	8,512	327,967
		598,549
Road & Rail—2.0%
Old Dominion Freight Line, Inc.[1]	3,875	181,738
Swift Transportation Co.[1]	5,577	121,523
		303,261

	Shares	Value
Transportation Infrastructure—0.7%
Wesco Aircraft Holdings, Inc.[1]	5,691	$ 104,259
Information Technology—15.2%
Communications Equipment—1.9%
Finisar Corp.[1]	12,697	292,158
Internet Software & Services—2.1%
j2 Global, Inc.	2,577	141,684
Responsys, Inc.[1]	2,392	39,085
Web.com Group, Inc.[1]	4,891	131,812
		312,581
IT Services—1.1%
MAXIMUS, Inc.	3,582	173,548
Semiconductors & Semiconductor Equipment—3.6%
Cavium, Inc.[1]	4,970	200,341
Semtech Corp.[1]	5,854	182,118
Skyworks Solutions, Inc.[1]	6,567	169,297
		551,756
Software—6.5%
FleetMatics Group plc[1]	1,013	32,163
Fortinet, Inc.[1]	9,703	195,127
Guidewire Software, Inc.[1]	5,026	254,919
Imperva, Inc.[1]	934	35,810
Infoblox, Inc.[1]	1,806	80,277
Proofpoint, Inc.[1]	1,290	40,816
ServiceNow, Inc.[1]	2,856	155,966
Splunk, Inc.[1]	1,950	122,285
TIBCO Software, Inc.[1]	3,480	85,469
		1,002,832
Materials—8.7%
Chemicals—3.3%
A. Schulman, Inc.	4,847	160,533
Cytec Industries, Inc.	1,916	159,200
Intrepid Potash, Inc.	4,875	72,394
W.R. Grace & Co.[1]	1,434	131,440
		523,567
Containers & Packaging—1.1%
Packaging Corp. of America	2,722	169,526
Metals & Mining—1.7%
Century Aluminum Co.[1]	10,622	92,199
Kaiser Aluminum Corp.	2,505	168,962
		261,161
Paper & Forest Products—2.6%
Boise Cascade Co.[1]	6,130	156,989
P.H. Glatfelter Co.	9,307	243,843
		400,832

12	OPPENHEIMER MAIN STREET SMALL CAP FUND

	Shares	Value

Utilities—0.5%

Water Utilities—0.5%
Aqua America, Inc.	3,388	$ 85,310

Total Common Stocks (Cost $13,776,353)		14,941,250

Investment Company—2.8%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[2,3] (Cost $428,000)	428,000	428,000

Total Investments,at Value (Cost $14,204,353)	99.4%	15,369,250

Assets in Excess of Other Liabilities	0.6	91,778

Net Assets	100.0%	$15,461,028

Footnotes to Statement of Investments

1. Non-income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares May 17, 2013 (Commencement of Operations)	Gross Additions		Gross Reductions		Shares October 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	—	1,926,642		1,498,642		428,000

				Value		Income
Oppenheimer Institutional Money Market Fund, Cl. E 3. Rate shown is the 7-day yield as of October 31, 2013.			$	428,000	$	60

See accompanying Notes to Financial Statements.

13	OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF ASSETS AND LIABILITIES October 31, 2013 Unaudited

Assets
Investments, at value—see accompanying statement of investments:
Unaffiliated companies (cost $13,776,353)	$14,941,250
Affiliated companies (cost $428,000)	428,000

15,369,250

Receivables and other assets:
Shares of beneficial interest sold	127,187
Dividends	9,392
Other	3,825
Total assets	15,509,654

Liabilities
Payables and other liabilities:
Shares of beneficial interest redeemed	18,736
Investments purchased	15,148
Legal, auditing and other professional fees	8,391
Distribution and service plan fees	3,050
Transfer and shareholder servicing agent fees	2,752
Trustees’ compensation	470
Other	79
Total liabilities	48,626

Net Assets	$15,461,028

Composition of Net Assets
Par value of shares of beneficial interest	$1,403

Additional paid-in capital	14,223,556

Accumulated net investment income	21,384

Accumulated net realized gain on investments	49,788

Net unrealized appreciation on investments	1,164,897

Net Assets	$15,461,028

14	OPPENHEIMER MAIN STREET SMALL CAP FUND

Net Asset Value Per Share

Class A Shares:

Net asset value and redemption price per share (based on net assets of $14,161,962 and 1,284,752 shares of beneficial interest outstanding)	$11.02
Maximum offering price per share (net asset value plus sales charge of 5.75% of offering price)	$11.69

Class C Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share
(based on net assets of $713,720 and 65,003 shares of beneficial interest outstanding)	$10.98

Class I Shares:

Net asset value, redemption price and offering price per share (based on net assets of $11,042 and 1,000 shares of beneficial interest outstanding)	$11.04

Class N Shares:

Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share
(based on net assets of $198,406 and 18,037 shares of beneficial interest outstanding)	$11.00

Class Y Shares:

Net asset value, redemption price and offering price per share (based on net assets of $375,898 and 34,048 shares of beneficial interest outstanding)	$11.04

            See accompanying Notes to Financial Statements.

15	OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF OPERATIONS For the Period Ended October 31, 2013[1] Unaudited

Investment Income

Dividends:
Unaffiliated companies	$91,946
Affiliated companies	60

Total investment income	92,006

Expenses
Management fees	41,790

Distribution and service plan fees:
Class A	3,798
Class C	1,312
Class N	163

Transfer and shareholder servicing agent fees:
Class A	11,573
Class C	289
Class I	2
Class N	75
Class Y	310

Shareholder communications:
Class A	19
Class C	7
Class N	1
Class Y	2

Legal, auditing and other professional fees	21,429

Trustees’ compensation	3,311

Custodian fees and expenses	162

Other	1,729

Total expenses	85,972
Less waivers and reimbursements of expenses	(15,350)

Net expenses	70,622

Net Investment Income	21,384

Realized and Unrealized Gain
Net realized gain on unaffiliated companies	49,788

Net change in unrealized appreciation/depreciation on investments	1,164,897

Net Increase in Net Assets Resulting from Operations	$1,236,069

1. For the period from May 17, 2013 (commencement of operations) to October 31, 2013.

See accompanying Notes to Financial Statements.

16	OPPENHEIMER MAIN STREET SMALL CAP FUND

STATEMENT OF CHANGES IN NET ASSETS

Period Ended October 31, 2013[1]

Operations
Net investment income	$21,384

Net realized gain	49,788

Net change in unrealized appreciation/depreciation	1,164,897

Net increase in net assets resulting from operations	1,236,069

Beneficial Interest Transactions
Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A	12,939,941
Class C	672,854
Class I	(297)
Class N	179,788
Class Y	332,673

14,124,959

Net Assets
Total increase	15,361,028

Beginning of period	100,000[2]

End of period (including accumulated net investment income of $21,384)	$15,461,028

1. For the period from May 17, 2013 (commencement of operations) to October 31, 2013.

2. Reflects the value of the Manager’s initial seed money invested on February 21, 2013.

See accompanying Notes to Financial Statements.

17	OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS

Class A	Period Ended October 31, 2013[1] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10 .00

Income from investment operations:
Net investment income[2]	0 .02
Net realized and unrealized gain	1 .00

Total from investment operations	1 .02

Net asset value, end of period	$11.02

Total Return, at Net Asset Value[3]	10.20%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$14,162

Average net assets (in thousands)	$11,521

Ratios to average net assets:[4]
Net investment income	0 .40%
Total expenses	1 .51%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1 .24%

Portfolio turnover rate	24%

1. For the period from May 17, 2013 (commencement of operations) to October 31, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

18	OPPENHEIMER MAIN STREET SMALL CAP FUND

Class C	Period Ended October 31, 2013[1] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0 .03)
Net realized and unrealized gain	1 .01

Total from investment operations	0 .98

Net asset value, end of period	$10.98

Total Return, at Net Asset Value[3]	9.80%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$714

Average net assets (in thousands)	$292

Ratios to average net assets:[4]
Net investment loss	(0.56)%
Total expenses	2.42%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	2.20%

Portfolio turnover rate	24%

1. For the period from May 17, 2013 (commencement of operations) to October 31, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

19	OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

Class I	Period Ended October 31, 2013[1] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[2]	0 .04
Net realized and unrealized gain	1 .00

Total from investment operations	1 .04

Net asset value, end of period	$11.04

Total Return, at Net Asset Value[3]	10.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$11

Average net assets (in thousands)	$11

Ratios to average net assets:[4]
Net investment income	0.79%
Total expenses	1.21%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.79%

Portfolio turnover rate	24%

1. For the period from May 17, 2013 (commencement of operations) to October 31, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

20	OPPENHEIMER MAIN STREET SMALL CAP FUND

Class N	Period Ended October 31, 2013[1] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss[2]	(0 .01)
Net realized and unrealized gain	1 .01

Total from investment operations	1 .00

Net asset value, end of period	$11.00

Total Return, at Net Asset Value[3]	10.00%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$198

Average net assets (in thousands)	$76

Ratios to average net assets:[4]
Net investment loss	(0.20)%
Total expenses	1.91%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	1.71%

Portfolio turnover rate	24%

1. For the period from May 17, 2013 (commencement of operations) to October 31, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

21	OPPENHEIMER MAIN STREET SMALL CAP FUND

FINANCIAL HIGHLIGHTS Continued

Class Y	Period Ended October 31, 2013[1] (Unaudited)

Per Share Operating Data
Net asset value, beginning of period	$10.00

Income from investment operations:
Net investment income[2]	0 .04
Net realized and unrealized gain	1 .00

Total from investment operations	1 .04

Net asset value, end of period	$11.04

Total Return, at Net Asset Value[3]	10.40%

Ratios/Supplemental Data
Net assets, end of period (in thousands)	$376

Average net assets (in thousands)	$308

Ratios to average net assets:[4]
Net investment income	0.74%
Total expenses	1.44%
Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses	0.89%

Portfolio turnover rate	24%

1. For the period from May 17, 2013 (commencement of operations) to October 31, 2013.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

See accompanying Notes to Financial Statements.

22	OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies

Oppenheimer Main Street Small Cap Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Fund’s investment objective is to seek capital appreciation. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”).

    The Fund offers Class A, Class C, Class I, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (“CDSC”). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class I and Class Y shares are sold to certain institutional investors or intermediaries without either a front-end sales charge or a CDSC, however, the intermediaries may impose charges on their accountholders who beneficially own Class I and Class Y shares. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, C and N shares have separate distribution and/or service plans under which they pay fees. Class I and Class Y shares do not pay such fees.

    The following is a summary of significant accounting policies consistently followed by the Fund.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

23	OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

1. Significant Accounting Policies (Continued)

Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remain open for the three preceding fiscal reporting period ends.

    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

    The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

Federal tax cost of securities	$14,204,354

Gross unrealized appreciation	$1,443,796
Gross unrealized depreciation	(278,899)

Net unrealized appreciation	$1,164,897

Trustees’ Compensation. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of “Other” within the asset section of the Statement of Assets and Liabilities. Deferral of trustees’ fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund’s assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the compensation deferral plan.

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made to shareholders prior to the Fund’s fiscal year end may ultimately be categorized as a tax return of capital.

24	OPPENHEIMER MAIN STREET SMALL CAP FUND

1. Significant Accounting Policies (Continued)

Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

Custodian Fees. “Custodian fees and expenses” in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The “Reduction to custodian expenses” line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

Indemnifications. The Fund’s organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

25	OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

    The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

    The following methodologies are used to determine the market value or the fair value of the types of securities described below:

    Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

    Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

    Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

26	OPPENHEIMER MAIN STREET SMALL CAP FUND

2. Securities Valuation (Continued)

    Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third- party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

27	OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

2. Securities Valuation (Continued)

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts that are included in the Fund’s Statement of Assets and Liabilities as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$1,748,018	$—	$—	$1,748,018
Consumer Staples	423,240	—	—	423,240
Energy	886,470	—	—	886,470
Financials	3,482,429	—	—	3,482,429
Health Care	1,700,276	—	—	1,700,276
Industrials	2,927,546	—	—	2,927,546
Information Technology	2,332,875	—	—	2,332,875
Materials	1,355,086	—	—	1,355,086
Utilities	85,310	—	—	85,310
Investment Company	428,000	—	—	428,000

Total Investments, at Value	$15,369,250	$—	$—	$15,369,250

28	OPPENHEIMER MAIN STREET SMALL CAP FUND

2. Securities Valuation (Continued)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

3. Shares of Beneficial Interest

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

	Period Ended October 31, 2013[1,2]
	Shares	Amount

Class A
Sold	1,294,630	$13,110,405
Redeemed	(15,878)	(170,464)

Net increase	1,278,752	$12,939,941

Class C
Sold	76,894	$807,105
Redeemed	(12,891)	(134,251)

Net increase	64,003	$672,854

Class I
Sold	661	$6,790
Redeemed	(661)	(7,087)

Net decrease	—	$(297)

Class N
Sold	17,037	$179,788
Redeemed	—	—

Net increase	17,037	$179,788

Class Y
Sold	44,244	$440,888
Redeemed	(11,196)	(108,215)

Net increase	33,048	$332,673

1. For the period May 17, 2013 (commencement of operations) to October 31, 2013.

2. The fund sold 6,000 shares of Class A at a value of $60,000 and 1,000 shares of Class C, Class I, Class N, and Class Y at a value of $10,000, respectively, to the Manager upon seeding of the Fund on February 21, 2013.

29	OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

4. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations and investments in IMMF, for the period ended October 31, 2013 were as follows:

	Purchases	Sales

Investment securities	$16,216,823	$2,490,257

5. Fees and Other Transactions with Affiliates

Management Fees. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

Fee Schedule

Up to $200 million	0.75%
Next $200 million	0.72
Next $200 million	0.69
Next $200 million	0.66
Next $4.2 billion	0.60
Over $5 billion	0.58

Sub-Adviser Fees. The Manager has retained the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Manager pays the Sub-Adviser an annual fee in monthly installments, equal to a percentage of the investment management fee collected by the Manager from the Fund, which shall be calculated after any investment management fee waivers. The fee paid to the Sub-Adviser is paid by the Manager, not by the Fund.

Transfer Agent Fees. OFI Global (the “Transfer Agent”) serves as the transfer and shareholder servicing agent for the Fund. Fees incurred by the Fund with respect to these services are detailed in the Statement of Operations.

Sub-Transfer Agent Fees. The Transfer Agent has retained Shareholder Services, Inc., a wholly-owned subsidiary of OFI (the “Sub-Transfer Agent”), to provide the day-to-day transfer agent and shareholder servicing of the Fund. Under the Sub-Transfer Agency Agreement, the Transfer Agent pays the Sub-Transfer Agent an annual fee in monthly installments, equal to a percentage of the transfer agent fee collected by the Transfer Agent from the Fund, which shall be calculated after any applicable fee waivers. The fee paid to the Sub-Transfer Agent is paid by the Transfer Agent, not by the Fund.

Distribution and Service Plan (12b-1) Fees. Under its General Distributor’s Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the “Distributor”) acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s classes of shares.

Service Plan for Class A Shares. The Fund has adopted a Service Plan (the “Plan”) for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of

30	OPPENHEIMER MAIN STREET SMALL CAP FUND

5. Fees and Other Transactions with Affiliates (Continued)

up to 0.25% of the daily net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

Distribution and Service Plans for Class C and Class N Shares. The Fund has adopted Distribution and Service Plans (the “Plans”) for Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class C shares daily net assets and 0.25% on Class N shares daily net assets. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations. The Distributor determines its uncompensated expenses under the Plans at calendar quarter ends. The Distributor’s aggregate uncompensated expenses under the Plans at September 30, 2013 were as follows:

Class C	$3,439
Class N	1,138

Sales Charges. Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

Period Ended	Class A Front-End Sales Charges Retained by Distributor	Class A Contingent Deferred Sales Charges Retained by Distributor	Class C Contingent Deferred Sales Charges Retained by Distributor	Class N Contingent Deferred Sales Charges Retained by Distributor

October 31, 2013	$9,273	$—	$389	$—

Waivers and Reimbursements of Expenses. The Manager has contractually agreed to waive fees and/or reimburse certain expenses so that “Expenses after payments, waivers and/or reimbursements and reduction to custodian expenses”, excluding expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; will not exceed 1.25% for Class A

31	OPPENHEIMER MAIN STREET SMALL CAP FUND

NOTES TO FINANCIAL STATEMENTS Unaudited / Continued

5. Fees and Other Transactions with Affiliates (Continued)

shares, 2.25% for Class C shares, 0.80% for Class I shares, 1.75% for Class N shares and 0.90% for Class Y shares. During the period ended October 31, 2013, the Manager waived $14,200, $287, $21, $66 and $776 for Class A, Class C, Class I, Class N and Class Y shares, respectively.

6. Pending Litigation

Since 2009, seven class action lawsuits have been pending in the U.S. District Court for the District of Colorado against OppenheimerFunds, Inc. (“OFI”), OppenheimerFunds Distributor, Inc., the Fund’s principal underwriter and distributor (the “Distributor”), and certain funds (but not including the Fund) advised by OFI Global Asset Management, Inc. and distributed by the Distributor (the “Defendant Funds”). The lawsuits also name as defendants certain officers and current and former trustees of the respective Defendant Funds. The lawsuits raise claims under federal securities law and allege, among other things, that the disclosure documents of the respective Defendant Funds contained misrepresentations and omissions and that the respective Defendant Funds’ investment policies were not followed. The plaintiffs in these actions seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. The Defendant Funds’ Boards of Trustees have also engaged counsel to represent the Funds and the present and former Independent Trustees named in those suits. On August 26, 2013, the parties in six of these lawsuits executed a memorandum of understanding setting forth the terms of proposed settlements of those actions. The proposed settlements are subject to a variety of contingencies, including the execution of settlement agreements, which will require preliminary and final approval by the court. The proposed settlements do not resolve a seventh outstanding lawsuit relating to Oppenheimer California Municipal Fund.

Other class action and individual lawsuits have been filed since 2008 in various state and federal courts against OFI and certain of its affiliates by investors seeking to recover investments they allegedly lost as a result of the “Ponzi” scheme run by Bernard L. Madoff and his firm, Bernard L. Madoff Investment Securities, LLC (“BLMIS”). Plaintiffs in these suits allege that they suffered losses as a result of their investments in several funds managed by an affiliate of OFI and assert a variety of claims, including breach of fiduciary duty, fraud, negligent misrepresentation, unjust enrichment, and violation of federal and state securities laws and regulations, among others. They seek unspecified damages, equitable relief and awards of attorneys’ fees and litigation expenses. Neither the Distributor, nor any of the Oppenheimer mutual funds, their independent trustees or directors are named as defendants in these lawsuits. None of the Oppenheimer mutual funds invested in any funds or accounts managed by Madoff or BLMIS. On February 28, 2011, a stipulation of partial settlement of three groups of consolidated putative class action lawsuits relating to these matters was filed in the U.S. District Court for the Southern District of New York. On August 19, 2011, the court entered an order and final judgment approving the settlement as fair, reasonable and adequate. In September 2011, certain parties filed notices of appeal from the court’s order approving the settlement. The settlement does not resolve other outstanding lawsuits against OFI and its affiliates relating to BLMIS.

32	OPPENHEIMER MAIN STREET SMALL CAP FUND

6. Pending Litigation (Continued)

On April 16, 2010, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark IV Funding Limited (“AAArdvark IV”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark IV. Plaintiffs allege breach of contract and common law fraud claims against the defendants and seek compensatory damages, costs and disbursements, including attorney fees. On April 11, 2013, the court granted defendants’ motion for summary judgment, dismissing plaintiffs’ fraud claim with prejudice and dismissing their contract claim without prejudice, and granted plaintiffs leave to replead their contract claim to assert a cause of action for specific performance within 30 days. On May 9, 2013, plaintiffs filed a notice of appeal from the court’s dismissal order. On July 15, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark Funding Limited (“AAArdvark I”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark I. The complaint alleges breach of contract and common law fraud claims against the defendants and seeks compensatory damages, costs and disbursements, including attorney fees. On November 9, 2011, a lawsuit was filed in New York state court against OFI, an affiliate of OFI and AAArdvark XS Funding Limited (“AAArdvark XS”), an entity advised by OFI’s affiliate, in connection with investments made by the plaintiffs in AAArdvark XS. The complaint alleged breach of contract against the defendants and sought compensatory damages, costs and disbursements, including attorney fees. On November 8, 2013, the parties filed a stipulation of discontinuance dismissing the lawsuit with prejudice.

OFI believes the lawsuits and appeals described above are without legal merit and, with the exception of actions it has settled, is defending against them vigorously. While it is premature to render any opinion as to the outcome in these lawsuits, or whether any costs that the Defendant Funds may bear in defending the suits might not be reimbursed by insurance, OFI believes that these suits should not impair the ability of OFI or the Distributor to perform their respective duties to the Fund, and that the outcome of all of the suits together should not have any material effect on the operations of any of the Oppenheimer mutual funds.

33	OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited

The Fund has entered into an investment advisory agreement with OFI Global Asset Management, Inc. (“OFI Global” or the “Adviser”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”) (“OFI Global” and “OFI” together the “Managers”) and OFI Global has entered into a sub-advisory agreement with OFI whereby OFI provides investment sub-advisory services to the Fund (collectively, the “Agreements”). The Board of Trustees (the “Board”), including a majority of the independent Trustees, is required to determine whether to approve the Agreements. The Investment Company Act of 1940, as amended, requires that the Board request and evaluate, and that the Managers provide, such information as may be reasonably necessary to evaluate the terms of the Agreements. The Board employs an independent consultant to prepare a report that provides information, including comparative information that the Board requests for that purpose.

In approving the Fund’s Agreements, the Board considered information provided by the Managers on the following factors: (i) the nature, quality and extent of the Managers’ services to be provided to the Fund, (ii) the fees and other projected expenses of the Fund, including estimated and comparative expense information, (iii) whether economies of scale may be realized as the Fund grows and whether fee levels reflect these economies of scale for Fund investors and (iv) other benefits that the Managers may receive from their relationship with the Fund. The Board was aware that there are alternatives to retaining the Managers.

Outlined below is a summary of the principal information considered by the Board as well as the Board’s conclusions.

Nature, Quality and Extent of Services. The Board considered information about the nature, quality and extent of the services to be provided to the Fund and information regarding the Managers’ key personnel who will provide such services. The Sub-Adviser’s duties will include providing the Fund with the services of the portfolio managers and the Sub-Adviser’s investment team, who will provide research, analysis and other advisory services in regard to the Fund’s investments; securities trading services; oversight of third-party service providers; monitoring compliance with applicable Fund policies and procedures and adherence to the Fund’s investment restrictions; and risk management. The Managers will be responsible for providing certain administrative services to the Fund as well. Those services include providing and supervising all administrative and clerical personnel who are necessary in order to provide effective corporate administration for the Fund; compiling and maintaining records with respect to the Fund’s operations; preparing and filing reports required by the Securities and Exchange Commission; preparing periodic reports regarding the operations of the Fund for its shareholders; preparing proxy materials for shareholder meetings; and preparing the registration statements required by Federal and state securities laws for the sale of the Fund’s shares. The Managers will also provide the Fund with office space, facilities and equipment.

The Board also considered the quality of the services expected to be provided and the quality of the Managers’ resources that will be available to the Fund. The Board took account of the fact that the Sub-Adviser has had over fifty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Sub-Adviser’s advisory, administrative, accounting, legal, compliance services and risk management, and information the Board has received regarding the experience and professional qualifications of the Managers’ key

34	OPPENHEIMER MAIN STREET SMALL CAP FUND

personnel and the size and functions of its staff. In its evaluation of the quality of the portfolio management services provided, the Board considered the experience of Matthew P. Ziehl, CFA, Raymond Anello, CFA, Raman Vardharaj, CFA, Joy Budzinski, Kristin Ketner Pak, Magnus Krantz and Adam Weiner, the portfolio managers for the Fund, and the Sub-Adviser’s investment team and analysts. The Board members also considered the totality of their experiences with the Managers as directors or trustees of the Fund and other funds advised by the Managers. The Board considered information regarding the quality of services provided by affiliates of the Managers, which its members have become knowledgeable about in connection with the renewal of the Fund’s service agreements. The Board concluded, in light of the Managers’ experience, reputation, personnel, operations and resources that the Fund should benefit from the services to be provided under the Agreements.

Costs of Services by the Adviser. The Board reviewed the fees to be paid to the Managers and the other expenses that will be borne by the Fund. The Board considered how the Fund’s expenses will compare to a group of similar, unaffiliated funds (“expense peer group”). After discussions with the Board, the Adviser has agreed to contractually waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding (i) interest, taxes, dividends tied to short sales, brokerage commissions, and other expenditures which are capitalized in accordance with generally accepted accounting principles; (ii) expenses incurred directly or indirectly by the Fund as a result of investments in other investment companies, wholly-owned subsidiaries and pooled investment vehicles; (iii) certain other expenses attributable to, and incurred as a result of, a Fund’s investments; and (iv) other extraordinary expenses (including litigation expenses) not incurred in the ordinary course of the Fund’s business) to annual rates of 1.25% for Class A shares, 2.25% for Class C shares, 1.75% for Class N shares, 0.90% for Class Y shares, and 0.80% for Class I shares as calculated on the daily net assets of the Fund. This fee waiver may not be amended or withdrawn for one year from the date of the prospectus, unless approved by the Board.

Performance. The Board considered that the Fund has no operational history and that its performance could not be a factor in deciding whether to approve the Agreements.

Economies of Scale and Profits Realized by the Adviser and Sub-Adviser. The Board considered information regarding the Managers’ costs in serving as the Fund’s investment adviser and sub-adviser, including the costs associated with the personnel and systems necessary to manage the Fund, and information regarding the Managers’ anticipated profitability from their relationship with the Fund. The Board reviewed whether the Managers may realize economies of scale in managing and supporting the Fund. The Board noted that the Fund currently has management fee breakpoints, which are intended to share with Fund shareholders economies of scale that may exist as the Fund’s assets grow.

Other Benefits to the Managers. In addition to considering the anticipated profits to be realized by the Managers, the Board considered information that was provided regarding the direct and indirect benefits the Managers may receive as a result of their relationship with the Fund, including compensation that may be paid to the Managers’ affiliates and research that may be provided to the Adviser in connection with permissible brokerage arrangements (soft dollar arrangements). The Board also considered that the Managers must be able to pay and retain experienced professional personnel at competitive rates to provide quality services to the Fund.

35	OPPENHEIMER MAIN STREET SMALL CAP FUND

BOARD APPROVAL OF THE FUND’S INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS Unaudited / Continued

Conclusions. These factors were also considered by the independent Trustees meeting separately from the full Board, assisted by experienced counsel to the Fund and to the independent Trustees. Fund counsel and the independent Trustees’ counsel are independent of the Managers within the meaning and intent of the Securities and Exchange Commission Rules.

Based on its review of the information it received and its evaluations described above, the Board, including a majority of the independent Trustees, decided to approve the Agreements through February 26, 2015. In arriving at its decision, the Board did not identify any factor or factors as being more important than others, but considered all of the above information, and considered the terms and conditions of the Agreements, including the management fees, in light of all the surrounding circumstances.

36	OPPENHEIMER MAIN STREET SMALL CAP FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES; UPDATES TO STATEMENTS OF INVESTMENTS Unaudited

The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities (“portfolio proxies”) held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), (ii) on the Fund’s website at oppenheimerfunds.com, and (iii) on the SEC’s website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.CALL OPP (225.5677), and (ii) in the Form N-PX filing on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov. Those forms may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Householding—Delivery of Shareholder Documents

This is to inform you about OppenheimerFunds’ “householding” policy. If more than one member of your household maintains an account in a particular fund, OppenheimerFunds will mail only one copy of the fund’s prospectus (or, if available, the fund’s summary prospectus), annual and semiannual report and privacy policy. The consolidation of these mailings, called householding, benefits your fund through reduced mailing expense, and benefits you by reducing the volume of mail you receive from OppenheimerFunds. Householding does not affect the delivery of your account statements.

Please note that we will continue to household these mailings for as long as you remain an OppenheimerFunds shareholder, unless you request otherwise. If you prefer to receive multiple copies of these materials, please call us at 1.800.CALL-OPP (225-5677). You may also notify us in writing or via email. We will begin sending you individual copies of the prospectus (or, if available, the summary prospectus), reports and privacy policy within 30 days of receiving your request to stop householding.

37	OPPENHEIMER MAIN STREET SMALL CAP FUND

OPPENHEIMER MAIN STREET SMALL CAP FUND

Trustees and Officers

Sam Freedman, Chairman of the Board of Trustees and Trustee

Edward L. Cameron, Trustee

Jon S. Fossel, Trustee

Richard F. Grabish, Trustee

Beverly L. Hamilton, Trustee

Victoria J. Herget, Trustee

Robert J. Malone, Trustee

F. William Marshall, Jr., Trustee

Karen L. Stuckey, Trustee

James D. Vaughn, Trustee

William F. Glavin, Jr., Trustee, President and Principal Executive Officer

Matthew P. Ziehl, Vice President

Raymond Anello, Vice President

Raman Vardharaj, Vice President

Joy Budzinski, Vice President

Kristin Ketner Pak, Vice President

Magnus Krantz, Vice President

Adam Weiner, Vice President

Arthur S. Gabinet, Secretary and Chief Legal Officer

Christina M. Nasta, Vice President and Chief Business Officer

Mark S. Vandehey, Vice President and Chief Compliance Officer

Brian W. Wixted, Treasurer and Principal Financial & Accounting Officer

Manager	OFI Global Asset Management, Inc.

Sub-Adviser	OppenheimerFunds, Inc.

Distributor	OppenheimerFunds Distributor, Inc.

Transfer and Shareholder Servicing Agent	OFI Global Asset Management, Inc.

Sub-Transfer Agent	Shareholder Services, Inc. DBA OppenheimerFunds Services

Independent Registered Public Accounting Firm	KPMG LLP

Counsel	K&L Gates LLP

© 2013 OppenheimerFunds, Inc. All rights reserved.

38	OPPENHEIMER MAIN STREET SMALL CAP FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your personal information and how we limit its disclosure.

Information Sources

We obtain nonpublic personal information about our shareholders from the following sources:

—	Applications or other forms
—	When you create a user ID and password for online account access
—	When you enroll in eDocs Direct, our electronic document delivery service
—	Your transactions with us, our affiliates or others
—	A software program on our website, often referred to as a “cookie,” which indicates which parts of our site you’ve visited
—	When you set up challenge questions to reset your password online

If you visit oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you do log on to a secure area, we do obtain your user ID and password to identify you. We also use this information to provide you with products and services you have requested, to inform you about products and services that you may be interested in and assist you in other ways.

We do not collect personal information through our website unless you willingly provide it to us, either directly by email or in those areas of the website that request information. In order to update your personal information (including your mailing address, email address and phone number) you must first log on and visit your user profile.

If you have set your browser to warn you before accepting cookies, you will receive the warning message with each cookie. You can refuse cookies by turning them off in your browser. However, doing so may limit your access to certain sections of our website.

We use cookies to help us improve and manage our website. For example, cookies help us recognize new versus repeat visitors to the site, track the pages visited, and enable some special features on the website. This data helps us provide a better service for our website visitors.

Protection of Information

We do not disclose any non-public personal information (such as names on a customer list) about current or former customers to anyone, except as permitted by law.

Disclosure of Information

We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts. We may also use details about you and your investments to help us, our financial service affiliates, or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you. If this requires us to provide you with an opportunity to “opt in” or “opt out” of such information sharing with a firm not affiliated with us, you will receive notification on how to do so, before any such sharing takes place.

Right of Refusal

We will not disclose your personal information to unaffiliated third parties (except as permitted by law), unless we first offer you a reasonable opportunity to refuse or “opt out” of such disclosure.

39	OPPENHEIMER MAIN STREET SMALL CAP FUND

PRIVACY POLICY NOTICE (Continued)

Internet Security and Encryption

In general, the email services provided by our website are encrypted and provide a secure and private means of communication with us. To protect your own privacy, confidential and/or personal information should only be communicated via email when you are advised that you are using a secure website.

As a security measure, we do not include personal or account information in non-secure emails, and we advise you not to send such information to us in non-secure emails. Instead, you may take advantage of the secure features of our website to encrypt your email correspondence. To do this, you will need to use a browser that supports Secure Sockets Layer (SSL) protocol.

We do not guarantee or warrant that any part of our website, including files available for download, are free of viruses or other harmful code. It is your responsibility to take appropriate precautions, such as use of an anti-virus software package, to protect your computer hardware and software.

—	All transactions, including redemptions, exchanges and purchases, are secured by SSL and 128-bit encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds’ server. It transmits information in an encrypted and scrambled format.
—	Encryption is achieved through an electronic scrambling technology that uses a “key” to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with a secret code so that no one can make sense of it while it is being transmitted. When the data reaches its destination, the same software unscrambles the data.
—	You can exit the secure area by either closing your browser, or for added security, you can use the Log Out button before you close your browser.

Other Security Measures

We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services, for example, when responding to your account questions.

How You Can Help

You can also do your part to keep your account information private and to prevent unauthorized transactions. If you obtain a user ID and password for your account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

Who We Are

This joint notice describes the privacy policies of the Oppenheimer funds, OppenheimerFunds, Inc., and each of its investment adviser subsidiaries, OppenheimerFunds Distributor, Inc. and OFI Global Trust Co. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number—whether or not you remain a shareholder of our funds. This notice was last updated November 2013. In the event it is updated or changed, we will post an updated notice on our website at oppenheimerfunds.com. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver, CO 80217-5270, email us by clicking on the Contact Us section of our website at oppenheimerfunds.com or call us at 1.800.CALL OPP (225.5677).

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OPPENHEIMERFUNDS™
THE RIGHT WAY TO INVEST

Visit us at **oppenheimerfunds.com** for 24-hr access to account information and transactions or call us at **800.CALL OPP (800.225.5677)** for 24-hr automated information and automated transactions. Representatives also available Mon–Fri 8am-8pm ET.

Oppenheimer funds are distributed by OppenheimerFunds Distributor, Inc.
Two World Financial Center, 225 Liberty Street, New York, NY 10281-1008
© 2013 OppenheimerFunds Distributor, Inc. All rights reserved.

RS1355.001.1013 December 23, 2013

Item 2. Code of Ethics.

Not applicable to semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semiannual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments.

a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Fund’s Governance Committee Provisions with Respect to Nominations of Directors/Trustees to the Respective Boards

None

Item 11. Controls and Procedures.

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable to semiannual reports.

(2) Exhibits attached hereto.

(3) Not applicable.

(b)	Exhibit attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Small Cap Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013